Related and Interested Parties	12 Months Ended
Dec. 31, 2018
Notes to Consolidated Financial Statements [Abstract]
Note 25 - Related and Interested Parties

Note 25 - Related and Interested Parties

Related parties within its meaning in IAS 24 (2009), “Related Parties Disclosure”; Interested parties within their meaning in Paragraph 1 of the definition of an “interested party” in Section 1 of the Israeli Securities Law, 1968.

  Parent company and subsidiaries

Israel Corp. is a public company listed for trading on the Tel Aviv Stock Exchange (TASE). Based on the information provided by Israel Corp., Millenium Investments Elad Ltd. (“Millenium”) and Mr. Idan Ofer are considered as joint controlling shareholders of Israel Corp., for purposes of the Israeli Securities Law (each of Millenium and Mr. Idan Ofer hold shares in Israel Corp. directly, and Mr. Idan Ofer serves as a director of Millenium and has an indirect interest in it as the beneficiary of the discretionary trust that has indirect control of Millenium, as stated below). Millenium holds approximately 46.94% of the share capital in Israel Corp., which holds as at December 31, 2018 approximately 45.86% of the voting rights and issued share capital of the Company.

Note 25 - Related and Interested Parties (cont’d)

A. Parent company and subsidiaries (cont’d)

Millenium is held by Mashat Investments Ltd. (“Mashat”) and by XT Investments Ltd. (“XT Investments”), with 80% and 20% holding rates in the issued share capital, respectively. (It is noted that Mashat granted XT Investments a power of attorney for a fixed period (which is extendable) to vote according to XT's discretion at General Meetings of Millenium in respect of shares constituting 5% of the voting rights in Millenium). Mashat is wholly owned by Ansonia Holdings Singapore B.V. (“Ansonia”) which is incorporated in the Netherlands. Ansonia is a wholly owned subsidiary of Jelany Corporation N.V. (registered in Curaçao), which is a wholly owned subsidiary of a Liberian company, Court Investments Ltd. (“Court”). Court is wholly owned by a foreign discretionary trust, in which Mr. Idan Ofer is the beneficiary. XT Investments is fully held by XT Holdings Ltd. (“XT Holdings”), a company whose ordinary shares are held in equal shares by Orona Investments Ltd. (which is indirectly controlled by Mr. Ehud Angel) and by Lynav Holdings Ltd., a company that is controlled by a foreign discretionary trust in which Mr. Idan Ofer is the beneficiary. Mr. Ehud Angel holds, among other things, a special share that grants him, inter alia, under certain limitations and for certain issues, an additional vote on the Board of Directors of XT Holdings. In addition, Kirby Enterprises Inc., which is indirectly held by the same trust that holds Mashat, in which, as stated, Mr. Idan Ofer is the beneficiary, holds approximately 0.74% of the share capital of Israel Corp. Furthermore, Mr. Idan Ofer holds directly approximately 3.85% of the share capital of Israel Corp.

As of December 31, 2018, the number of ICL's shares held by Israel Corp. does not include 9,909,848 ordinary shares, which are subject to certain forward sale agreements, as set forth on ICL's registration statement on Form F-1 (hereinafter - the Forward Agreements), filed with the Securities and Exchange Commission on September 23, 2014 (the "Financial Transaction"). Israel Corp. does not have voting rights or dispositive power with respect to the shares subject to the Financial Transaction, which have been made available to the financial entities (hereinafter - the Forward Counterparties) with whom it engaged in the Transaction. As of December 31, 2018, the settlement period of the Financial Transaction has commenced, which is expected to be executed, subject to its terms, in components at several settlement dates that will occur over a period of approximately nine months. In accordance with the terms of the Financial Transaction, Israel Corp. will not regain voting rights and dispositive power with respect to the said shares (“physical settlement”), in whole or in part, unless it informs the Forward Counterparties otherwise at the relevant settlement dates specified in the Forward Agreements. Even though Israel Corp. holds less than 50% of the Company’s ordinary shares, it still has decisive influence at the General Meetings of the Company’s shareholders and, effectively, it has the power to appoint directors and to exert significant influence with respect to the composition of the Company’s Board of Directors.

As of December 31, 2018, 141 million ordinary shares have been pledged by Israel Corporation to secure certain liabilities, almost entirely comprised of margin loans with an aggregate outstanding principal amount of $260 million.

Note 25 - Related and Interested Parties (cont’d)

B. Benefits to key management personnel (including directors)

The senior managers, in addition to their salaries, are entitled to non-cash benefits (such as vehicle, mobile etc.). The Group contributes to a post-employment defined benefit plan on their behalf. In accordance with the terms of the plan, the retirement age of senior managers is 67. Senior managers and directors also participate in the Company's incentive and equity remuneration plans (options for Company shares and restricted shares (see Note 21).

Set forth below are details of the benefits for key management personnel in 2018 and 2017.

The Company's key management personnel in 2018, consists of 27 individuals, of whom 14 are not employed by the company (directors). The number of key management personnel in 2018, includes 7 individuals whose tenure was terminated during 2018. The Company's key management personnel in 2017, consisted of 21 individuals, of whom 10 were not employed by the Company (directors).

For the year ended December 31
2018	2017
$ millions	$ millions

Short-term benefits	11	8
Post-employment benefits	1	1
Share-based payments	4	4

Total *	16	13

* To interested parties employed by the Company	5	4
* To interested parties not employed by the Company	1	1

The General Meeting of the Company’s shareholders held on April 24, 2018 approved the service and employment conditions of the Company’s incoming CEO, Mr. Raviv Zoller, including equity compensation; a special bonus to the Executive Chairman of the Company’s Board of Directors, Mr. Johanan Locker, in respect of 2017; and renewal of the management services agreement with the Company’s controlling shareholder, Israel Corporation Ltd.

On May 14, 2018, Mr. Raviv Zoller entered into office as CEO of the Company, replacing the Company's Acting CEO, Mr. Asher Grinbaum. Pursuant to the approval of the General Meeting of the Company’s shareholders, as aforementioned upon entering into office as CEO, Mr. Zoller was granted with an annual equity compensation for 2018 at a total value of ILS 4 million, consisting of 120,919 restricted shares and 384,615 options exercisable into Company shares.

Note 25 - Related and Interested Parties (cont’d)

B. Benefits to key management personnel (including directors) (cont'd)

The Annual General Meeting of the Company's shareholders was held on August 20, 2018, approved an equity compensation for the year 2019 to each of the Company’s directors, as may serve from time to time, excluding the Chairman of the Company’s Board of Directors, Mr. Johanan Locker, and the directors who are officeholders in our controlling shareholder, Israel Corporation Ltd., Messrs. Aviad Kaufman, Avisar Paz and Sagi Kabla, to be issued on January 1, 2019, in the form of restricted Ordinary Shares, with a value per grant of NIS 310,000 (approximately $85,635), an equity compensation for 2018 to our Chairman of the Company’s Board, Mr. Johanan Locker  and annual bonus for 2017 in an amount of NIS 1,198,000 (approximately $330,939) and a special bonus in an amount of NIS 1,800,000 (approximately $497,238), to our retired Acting CEO of the Company, Mr. Asher Grinbaum, pursuant to the AGM's resolution out of the special bonus.

C. Ordinary transactions that are not exceptional

The Company’s Board of Directors, with the agreement of the Audit Committee, decided that a transaction with related and interested parties will be considered a “negligible transaction” for public reporting purposes if all the following conditions have been met:

(1) It is not an “extraordinary transaction” within the meaning thereof in the Companies Law.

(2) The effect of each of the parameters listed hereunder is less than one percent (hereinafter – the Negligibility Threshold).

For every transaction or arrangement that is tested for the Negligibility Threshold, the parameters will be examined, to the extent they are relevant, on the basis of the Company's condensed or audited consolidated financial statements, as applicable, prior to the transaction, as detailed below:

Acquisition of assets

Assets ratio – the amount of the assets in the transaction divided by total assets.

Sale of assets

Assets ratio – the amount of the assets in the transaction divided by total assets.

Profit ratio – the profit or loss attributed to the transaction divided by the total annual comprehensive income or loss during the period.

Financial liabilities

Liabilities ratio – the amount of the liabilities in the transaction divided by the total liabilities.

Financing expenses ratio – the expected financing expenses in the specific transaction divided by the total financing expenses in the statement of income.

Note 25 - Related and Interested Parties (cont’d)

C. Ordinary transactions that are not exceptional (cont'd)

Acquisition and sale of products, services and manufacturing inputs

Revenue ratio – estimated revenue from the transaction divided by the annual revenue, or

Manufacturing expenses ratio – the amount of the expenses in the transaction divided by the annual cost of sales.

(3) The transaction is negligible also from a qualitative point of view. For the purpose of this criterion, it shall be examined whether there are special considerations justifying a special report on the transaction, even if it does not meet the quantitative criteria described above.

(4) In examining the negligibility of a transaction expected to occur in the future, among other things, the probability of the transaction occurring is to be examined.

D. Transactions with related and interested parties

For the year ended December 31
2018	2017	2016
$ millions	$ millions	$ millions

Sales	5	8	35
Cost of sales	19	97	113
Selling, transport and marketing expenses	7	8	7
Financing expenses (income), net	3	(9)	-
General and administrative expenses	1	1	1
Management fees to the parent company	1	1	1

         A subsidiary in the Phosphate Solutions segment is engaged in a long-term agreement with Nutrien, for acquisition of food‑quality phosphoric acid. The agreement is in effect until the end of 2018. In October 2017, the Company signed a new agreement with Nutrien for acquisition of phosphoric acid commencing January 2019 up to 2025. Nutrien was an interested party up to January 2018.
         In 2013, the Company's Board of Directors authorized certain subsidiaries in Israel to purchase electricity from OPC Rotem (a company related to the Company’s controlling shareholder).
         On January 17, 2018, our Audit and Accounting Committee and our Board of Directors approved, and on April 24, 2018, our General Meeting of shareholders approved, the renewed management agreement effective retroactively as of January 1, 2018, for an additional term of three years, expiring on December 31, 2020. According to the renewed management agreement, the annual management fee paid to Israel Corp for each calendar year, shall not exceed $1 million plus VAT. Such amount includes the overall value of the cash and equity compensation for the service of our directors whom are office holders of Israel Corp., and any and all prior or other compensation arrangements relating to such directors were cancelled. In addition, the renewed agreement was

Note 25 - Related and Interested Parties (cont’d)

D. Transactions with related and interested parties(cont’d)

amended so as to no longer include an increase of management fees to a threshold of $3.5 million plus VAT in case an executive chairman of the Board is appointed on behalf of Israel Corporation. All other provisions of the management agreement remained unchanged. According to the decision of the General Meeting of our shareholders, the Audit & Accounting Committee will annually examine the reasonableness of the Management Fees paid in the previous year against the Management Services actually provided by Israel Corp to the Company in the same year. On February 4 and 25, 2019, the Audit & Accounting Committee examined the management services that were actually rendered in 2018 against the management fees paid in that year and concluded that the fees were reasonable

         In March 2017, ICL's Audit and Accounting Committee and its Board of Directors approved a framework agreement with the controlling shareholder, Israel Corporation Ltd. (hereinafter – Israel Corp.), for three years, according to which Israel Corp. can deposit, occasionally, an amount of up to $150 million in short‑term U.S. dollar or shekel deposits in ICL subject to ICL’s approval. In August 2017, the terms of the framework agreement were expanded to up to $250 million. The terms and conditions of the deposits, including the interest rate, will be determined on the date of the deposits. The deposits will be received by ICL without security. In fourth quarter of 2017, the Company received short-term loans, in a total amount of $175 million, for a period of 6 months, bearing interest at an annual rate of 1.72%–1.99%, which were repaid in the first quarter of 2018.
         In December 2017, the Company, Oil Refineries Ltd. (a public company controlled by Israel Corporation Ltd.) and OPC Energy Ltd. (a public company that is controlled indirectly by one of the Company’s controlling shareholders) signed individual agreements with Energean Israel Limited for supply of natural gas. The company share will be up to 13 BCM of natural gas over a period of 15 years, in the total amount of about $1.9 billion. For further information see Note 20.

E. Balances with related and interested parties

Composition:

As at December 31
2018	2017
$ millions	$ millions

Other current assets	28	38

Other current liabilities	7	191